Postretirement Benefit Plans - Estimated Pension and Postretirement Benefit Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
2024	$ 16
2025	19
2026	18
2027	20
2028	21
2029-2033	$ 126